Income taxes (Tables)	12 Months Ended
Mar. 25, 2017
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets

The significant items comprising the Company’s net deferred tax assets at March 25, 2017 and March 26, 2016 are as follows:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016
	(In thousands)
Deferred tax assets:

Loss and tax credit carry forwards	$44,296	$39,710

Difference between book and tax basis of property and equipment	4,951	2,731

Interest expense limitations carry forward	7,190	10,697

Inventory allowances	383	417

Other reserves not currently deductible	1,045	807

Capital lease obligation	—	2,431

Expenses not currently deductible	776	667

Other	(27)	(175)

Net deferred tax asset before valuation allowance	58,614	57,285

Valuation allowance	(53,311)	(57,285)

Net deferred tax asset	$5,303	$—

Components of Income Tax Expense (Benefit)

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016	March 28, 2015
	(In thousands)
Income tax expense (benefit):
Current	$26	$50	$77
Deferred	550	1,591	(2,636)
Valuation allowance	(5,853)	(1,591)	2,559

Income tax expense	$(5,277)	$50	$—

Schedule of Effective Income Tax Rate Reconciliation

The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016	March 28, 2015
Canadian statutory rate	$(93)	$1,460	$(2,275)

Rate differential for U.S. operations	545	358	(443)

Utilization of unrecognized losses and other tax attributes	(7,404)	(1,768)	—

Valuation allowance on deferred tax assets	1,538	177	2,636

Permanent differences and other	137	(177)	82

Total	$(5,277)	$50	$—